Notes to the Balance Sheet - Summary of Other Receivables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Receivables [Line Items]
Other receivables	€ 1.0	€ 2.0
Impairment on other receivables	0.0	0.0
Anti-Dilution Right HI-Bio
Other Receivables [Line Items]
Impairment on anti-dilution right	4.3
HI-Bio
Other Receivables [Line Items]
Anti-Dilution Asset	€ 0.0	€ 9.8